Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Summary of outstanding principal amounts under the Credit Facility
The following table sets forth a summary of the outstanding principal amounts under the Credit Facility as of June 30, 2021 and December 31, 2020.

	Maturity Date	Interest Rate(1)	June 30, 2021	December 31, 2020
Term loan facility	November 2023	6.00%	$4,027	$4,861
Debt discount, net			(32)	(41)

Term loan facility - carrying value			$3,995	$4,820

(1)
Interest rates for the Term Loan Facility and the Revolving Facility are based upon the prime rate as published by the Wall Street Journal (Prime Rate) plus an applicable margin, subject to floors as described below. As of June 30, 2021 and December 31, 2020, the applicable margins for the Revolving Facility and Term Loan Facility was 0.25% and the Prime Rate as of June 30, 2021 and December 31, 2020 was 3.25%. In accordance with the Credit Facility, the applicable interest rates are as stated above.

The following table sets forth a summary of the outstanding principal amounts under the Credit Facility as of December 31, 2020 and 2019.

	Maturity Date	Interest Rate (1)	December 31, 2020	December 31, 2019
Term loan facility	November 2023	6.00%	$4,861	$5,000

Debt discount, net			(41)	(49)

Term loan facility – carrying value			$4,820	$4,951

Revolving facility	August 2021	5.50%	$—	$4,802

(1)
Interest rates for the Term Loan Facility and the Revolving Facility are based upon the prime rate as published by the Wall Street Journal (Prime Rate) plus an applicable margin, subject to floors as described below. As of December 31, 2020 and 2019, the applicable margins for the Revolving Facility and Term Loan Facility were 0.25% and 1.00%, respectively, and the Prime Rate as of December 31, 2020 and 2019 was 3.25% and 4.75%, respectively. In accordance with the Credit Facility, the applicable interest rates are as stated above.

Summary of Convertible Note
The following table summarizes the terms of the Convertible Note outstanding as of December 31, 2019 and its outstanding principal amounts as of December 31, 2019.

	Coupon Rate	Conversion Rate	Maturity Date	December 31, 2019
Convertible Note	5.00%	99.7775	Dec 2020	$7,500

Summary of contractual maturities of the term loan facility
The following table summarizes the contractual maturities of the Company’s term loan facility which comprises all of the Company’s outstanding debt as of June 30, 2021.

Year	Term Loan Facility
Remainder of 2021	$833
2022	1,667
2023	1,527
2024 and thereafter	—

Total	4,027
Less: unamortized debt discount	(32)

Total carrying value	$3,995

The following table summarizes the contractual maturities of the Company’s term loan facility which comprises all of the Company’s outstanding debt as of December 31, 2020.

Year	Term Loan Facility
2021	$1,667

2022	1,667

2023	1,527

2024 and thereafter	—

Total	4,861

Less: unamortized debt discount	(41)

Total carrying value	$4,820